Related Party Transactions - Summary of Expenses Charged by Our Parent (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Interest expense	$ 436	$ 454	$ 898	$ 925
Cost of sales [Member]
Related Party Transaction [Line Items]
Royalty expense	698	852	1,450	1,690
Interest expense [Member]
Related Party Transaction [Line Items]
Interest expense	436	454	881	925
General and administrative expense [Member]
Related Party Transaction [Line Items]
Rent expense	307	320	624	655
Other expenses	$ 38	$ 60	$ 135	$ 114